Financial and other non-current assets - Financial Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Long-term note receivable and other financial assets	$ 161	$ 0
Long-term financial investments measured at FVOCI	147	88
Long-term financial investments measured at FVPL	1	20
Long-term receivables from customers	126	119
Non-current minimum lease payments from finance lease agreements	38	38
Long-term loans, VAT receivables, advances and security deposits	44	22
Total financial assets	517	$ 287
Long-term convertible notes due from an associated company	$ 11